Statement of Condition- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Assets [Abstract]
Cash And Due From Banks	$ 423,211		$ 439,363		$ 535,282	$ 452,373
Money Market Funds At Carrying Value	858,453		1,085,580
Trading Securities	339,743		314,525
Available For Sale Securities	5,294,800		5,084,201
Investment securities held-to-maturity, at amortized cost	140,496		142,817
Other investment securities, at lower of cost or realizable value	181,752		185,443
Loans and Leases Receivable, Allowance	640,555		730,607
Premises and equipment, net	519,516		535,793
Equity Method Investments	197,006		246,776
Assets	35,749,333		36,507,535		37,348,432
Liabilities And Stockholders Equity Abstract
Other short-term borrowings	401,200		636,200
Notes Payable	1,584,754		1,777,721
Other liabilities	766,792		966,249
Total stockholders' equity	4,626,150		4,110,000		3,918,753	3,800,531
Liabilities And Stockholders Equity	35,749,333		36,507,535
Popular, Inc. Holding Co.
Assets [Abstract]
Cash And Due From Banks	10,595		1,103		6,365	1,638
Money Market Funds At Carrying Value	18,721		18,574
Trading Securities	1,353		1,259
Available For Sale Securities	204		42,383
Investment securities held-to-maturity, at amortized cost	0		185,000
Other investment securities, at lower of cost or realizable value	10,850	[1]	10,850	[1]
Investments In Bppr And Subsidiaries At Equity	3,127,745		2,809,521
Investments In Popular North America And Subsidiaries At Equity	1,511,335		1,244,732
Investments In Other Subsidiaries At Equity	217,486		231,704
Advances To Subsidiaries	519,500		230,300
Advances to Affiliate	0		53,589
Loans Gross Carrying Amount Excluding Loans To Subsidiaries And Affiliates	1,592		2,191
Loans and Leases Receivable, Allowance	304		241
Premises and equipment, net	2,135		2,495
Equity Method Investments	41,248		93,128
Other Assets Holding Company Only	25,947		21,876
Assets	5,488,407		4,948,464
Liabilities And Stockholders Equity Abstract
Other short-term borrowings	0		0
Notes Payable	822,351		790,282
Other liabilities	39,906		48,182
Total stockholders' equity	4,626,150		4,110,000
Liabilities And Stockholders Equity	$ 5,488,407		$ 4,948,464

[1]	Refer to Note 23 to the consolidated financial statements for information on the statutory trusts.